TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Disclosure of trade and other payable
	December 31
	2023	2022
	USD thousands

Trade payables	183,296	212,690

Other payables:

Contract liabilities	8,366	6,540
Wages, salaries and related expenses	13,319	24,539
Provision for vacation	1,922	1,869
Institutions	1,603	1,659
Interest to pay	1,757	1,504
Pledged deposits	284	362
Others	1,847	7,882

	29,098	44,355